Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Revenues	$ 81,449	$ 91,635	$ 85,576
Japan [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	30,782	43,409	37,122
Mainland China [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	25,656	22,023	11,156
North America [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	11,114	12,673	24,074
Southeast Asia [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	4,249	4,461	4,605
Europe [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	3,735	4,146	4,207
Hong Kong SAR [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	4,363	2,052	1,660
Taiwan [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	759	1,582	868
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues	$ 791	$ 1,289	$ 1,884